Loss Per Share (Narrative) (Details) - shares shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of net loss per share	4.2	4.2	4.2	4.2